Stock-Based Employee Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Employee Compensation	Stock-Based Employee Compensation
We currently have awards outstanding under one stock-based compensation plan, our 2008 Equity Plan, which provides for awards to our officers, directors and key employees. The plan consists of a 2008 Equity Plan, as amended, provides for the issuance of up to 14,000,000 shares of our common stock pursuant to grants of (i) incentive and non-qualified stock options, (ii) stock appreciation rights, (iii) stock awards (including time-based and/or performance-based stock awards) and (iv) restricted stock units (including time-based and performance-based restricted stock units). During any calendar year, no one individual (other than non-employee members of our board of directors) may be granted awards of more than 500,000 shares and no non-employee member of our board of directors may be granted awards with a value in excess of $500,000 at the grant date. Options and restricted stock units outstanding as of December 31, 2019 generally vest in equal installments over four years from the date of grant. In addition, performance shares and performance share units generally vest in three years. With certain limited exceptions, awards are forfeited if the recipient ceases to be an employee before the shares vest.
Prior to 2012, our officers received a combination of stock options and restricted stock units. Beginning in 2012, our officers instead receive their long-term incentive awards through a combination of performance share units and restricted stock units. Each performance share unit award is expressed as a target number of performance share units based upon the fair market value of our common stock on the date the award is issued. The actual number of shares underlying each award (not to exceed 200% of the target number of performance share units) will be determined based upon the Company's achievement of a specified performance target range. In 2019, we issued a target number of 187,924 performance share units, which will vest approximately three years following the award issue date. The performance payout of these grants will be based on return on our invested capital ("ROIC") and earnings per share (“EPS”) for the year ended December 31, 2021, as may be adjusted by the Talent and Compensation Committee of our board of directors in early 2022 for events that are outside of management's control.
Beginning in 2016, our senior officers meeting certain minimum age and service criteria receive their long-term incentive awards through a combination of restricted stock awards and restricted stock units. The restricted stock awards are subject to both performance and time-based vesting criteria while the restricted stock units are subject only to time-based vesting criteria. Each restricted stock award is issued in an amount equal to 200% of the target number of shares underlying the award based upon the fair market value of our common stock on the date the award is issued. Dividends accrue (but do not get paid) on the restricted stock awards during the vesting period, with the accrued amounts to be paid out following vesting only on the number of shares underlying the award which actually vest based on satisfaction of the performance criteria. The actual number of shares that vest (not to exceed 200% of the shares) will be determined based upon the Company's achievement of a specified performance target range. In 2019, we issued 194,486 restricted stock awards, representing 200% of the target number of shares underlying the award, all of which are considered issued and outstanding from the date of issuance, however; grantees will only retain those shares earned as the result of the Company achieving the performance goals during the measurement period. The performance payout of the 2019 awards will be based on ROIC and EPS for the year ended December 31, 2021, as may be adjusted by the Talent and Compensation Committee of our board of directors in early 2022 for events that are outside of management's control.
On January 24, 2018, the Company issued a one-time bonus award for all non-officer employees. These awards vest, in equal installments, over the 3 years following the award issue date. For shoreside eligible employees, awards were issued as equity-settled restricted stock units.
We also provide an Employee Stock Purchase Plan ("ESPP") to facilitate the purchase by employees of up to 1,300,000 shares of common stock in the aggregate. Offerings to employees are made on a quarterly basis. Subject to certain limitations, the purchase price for each share of common stock is equal to 85% of the average of the market prices of the common stock as reported on the New York Stock Exchange on the first business day of the purchase period and the last business day of each month of the purchase period. During the years ended December 31, 2019, 2018 and 2017, 91,586, 74,100 and 51,989 shares of our common stock were purchased under the ESPP at a weighted-average price of $98.20, $97.50 and $93.15, respectively.
Total compensation expense recognized for employee stock-based compensation for the years ended December 31, 2019, 2018 and 2017 was as follows (in thousands):

	Employee Stock-Based Compensation
Classification of expense	2019	2018	2017
Marketing, selling and administrative expenses	$75,930	$46,061	$69,459
Total compensation expense	$75,930	$46,061	$69,459
The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option pricing model. The estimated fair value of stock options, less estimated forfeitures, is amortized over the vesting period using the graded-vesting method. We did not issue any stock options during the years ended December 31, 2019, 2018 and 2017.
Stock option activity and information about stock options outstanding are summarized in the following table:

Stock Option Activity	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value(1)
			(years)	(in thousands)
Outstanding at January 1, 2019	153,093	$29.06	1.23	$10,399
Granted	—	—
Exercised	(87,262)	$19.96
Canceled	(844)	$33.73
Outstanding at December 31, 2019	64,987	$41.22	0.87	$5,990
Vested at December 31, 2019	64,987	$41.22	0.87	$5,990
Options Exercisable at December 31, 2019	64,987	$41.22	0.87	$5,990
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(1)The intrinsic value represents the amount by which the fair value of stock exceeds the option exercise price.
The total intrinsic value of stock options exercised during the years ended December 31, 2019, 2018 and 2017 was $8.1 million, $11.1 million and $4.5 million, respectively. As of December 31, 2019, there was no unrecognized compensation cost, net of estimated forfeitures, related to stock options granted under our stock incentive plan.
Restricted stock units are converted into shares of common stock upon vesting or, if applicable, are settled on a one-for-one basis. The cost of these awards is determined using the fair value of our common stock on the date of the grant, and compensation expense is recognized over the vesting period. Restricted stock activity is summarized in the following table:

Restricted Stock Units Activity	Number of Awards	Weighted- Average Grant Date Fair Value
Non-vested share units as of January 1, 2019	$800,585	$103.32
Granted	293,707	112.13
Vested	(267,134)	96.96
Canceled	(25,323)	109.32
Non-vested share units as of December 31, 2019	$801,835	$88.97

The weighted-average estimated fair value of restricted stock units granted during the years ended December 31, 2018 and 2017 was $122.12 and $99.03, respectively. The total fair value of shares released on the vesting of restricted stock units during the years ended December 31, 2019, 2018 and 2017 was $30.8 million, $33.9 million and $38.7 million, respectively. As of December 31, 2019, we had $37.1 million of total unrecognized compensation expense, net of estimated forfeitures, related to restricted stock unit grants, which will be recognized over the weighted-average period of 1.39 years.
Performance share units are converted into shares of common stock upon vesting on a one-for-one basis. We estimate the fair value of each performance share when the grant is authorized and the related service period has commenced. We remeasure the fair value of our performance shares in each subsequent reporting period until the grant date has occurred, which is the date when the performance conditions are satisfied. We recognize compensation cost over the vesting period based on the probability of the service and performance conditions being achieved adjusted for each subsequent fair value measurement until the grant date. If the specified service and performance conditions are not met, compensation expense will not be recognized and any previously recognized compensation expense will be reversed. Performance share units activity is summarized in the following table:

Performance Share Units Activity	Number of Awards	Weighted- Average Grant Date Fair Value
Non-vested share units as of January 1, 2019	302,561	88.57
Granted	187,924	87.39
Vested	(198,537)	62.49
Canceled	(5,931)	95.12
Non-vested share units as of December 31, 2019	286,017	105.76

The weighted-average estimated fair value of performance share units granted during the years ended December 31, 2018 and 2017 was $97.98 and $84.16, respectively. The total fair value of shares released on the vesting of performance share units during the years ended December 31, 2019, 2018 and 2017 was $23.0 million, $27.3 million and $10.0 million, respectively. As of December 31, 2019, we had $10.0 million of total unrecognized compensation expense, net of estimated forfeitures, related to performance share unit grants, which will be recognized over the weighted-average period of 1.06 year.
The shares underlying our restricted stock awards to age and service eligible senior officers are issued as of the grant date in an amount equal to 200% of the target number of shares. Following the vesting date, the restrictions will lift with respect to the number of shares for which the performance criteria was met and any excess shares will be canceled. Dividends will accrue on the issued restricted shares during the vesting period, but will not be paid to the recipient until the awards vest and the final number of shares underlying the award is determined, at which point, the dividends will be paid in cash only on the earned shares. We estimate the fair value of each restricted stock award when the grant is authorized and the related service period has commenced. We remeasure the fair value of these restricted stock awards in each subsequent reporting period until the grant date has occurred, which is the date when the performance conditions are satisfied. We recognize compensation cost over the vesting period based on the probability of the service and performance conditions being achieved adjusted for each subsequent fair value measurement until the grant date. If the specified service and performance conditions are not met, compensation expense will not be recognized, any previously recognized compensation expense will be reversed, and any unearned shares will be returned to the Company. Restricted stock awards activity is summarized in the following table:

Restricted Stock Awards Activity	Number of Awards	Weighted- Average Grant Date Fair Value
Non-vested share units as of January 1, 2019	390,198	96.03
Granted	194,486	118.08
Vested	(120,329)	66.93
Canceled	(11,899)	66.93
Non-vested share units as of December 31, 2019	452,456	114.01

The weighted-average estimated fair value of restricted stock awards granted during the years ended December 31, 2018 and 2017 was $129.23 and $95.04, respectively. As of December 31, 2019, we had $3.2 million of total unrecognized compensation expense, net of estimated forfeitures, related to restricted stock award grants, which will be recognized over the weighted-average period of 1.24 years.